Summary of Significant Accounting Policies - Schedule of Consolidated Balance Sheet (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 23,104	$ 6,628
Consumptive biological assets	195,359
Prepaid taxes	106,270
Other current assets	2,442	9,502
Total current assets	327,175	501,552
Property and equipment, net	2,814,766	75,510
Operating lease right-of-use assets	195,775	178,166
Deferred tax assets
Other assets	14,066
Total assets	3,351,782	2,104,853
Current liabilities
Accounts payable	185,434
Accrued expenses	26,889
Income tax payable	21,835
Other payable	2,605,592
Operating lease liabilities – current portion	90,091	57,109
Total current liabilities	2,966,143	2,521,130
Long-term loans payable	431,079	414,000
Operating lease liabilities – noncurrent portion	106,356	121,057
Total Liabilities	3,503,578	3,056,187
Commitments and contingencies
Stockholders’ deficit
Ordinary shares	11,112	11,112
Additional paid-in capital	221,288	221,288
Accumulated deficit	(472,966)	(1,224,575)
Accumulated other comprehensive income	88,770	40,841
Total stockholders’ deficit	(151,796)	(951,334)	$ (275,813)	$ (12,812)
Total liabilities and stockholders’ deficit	3,351,782	2,104,853
Related Party [Member]
Current liabilities
Due to related parties	36,302
Previously reported [Member]
Current assets
Cash and cash equivalents	15,278
Consumptive biological assets	195,359
Prepaid taxes	106,270
Other current assets	14,066
Total current assets	330,973
Property and equipment, net	2,814,766
Operating lease right-of-use assets	233,697
Deferred tax assets	42,818
Other assets
Total assets	3,422,254
Current liabilities
Accounts payable
Accrued expenses	26,889
Income tax payable
Other payable	2,781,520
Operating lease liabilities – current portion	106,309
Total current liabilities	2,928,920
Long-term loans payable	431,079
Operating lease liabilities – noncurrent portion	140,986
Total Liabilities	3,500,985
Commitments and contingencies
Stockholders’ deficit
Ordinary shares	11,112
Additional paid-in capital	221,288
Accumulated deficit	(400,715)
Accumulated other comprehensive income	89,584
Total stockholders’ deficit	(78,731)
Total liabilities and stockholders’ deficit	3,422,254
Previously reported [Member] | Related Party [Member]
Current liabilities
Due to related parties	14,202
Adjustments [Member]
Current assets
Cash and cash equivalents	7,826
Consumptive biological assets
Prepaid taxes
Other current assets	(11,624)
Total current assets	(3,798)
Property and equipment, net
Operating lease right-of-use assets	(37,922)
Deferred tax assets	(42,818)
Other assets	14,066
Total assets	(70,472)
Current liabilities
Accounts payable	185,434
Accrued expenses
Income tax payable	21,835
Other payable	(175,928)
Operating lease liabilities – current portion	(16,218)
Total current liabilities	37,223
Long-term loans payable
Operating lease liabilities – noncurrent portion	(34,630)
Total Liabilities	2,593
Commitments and contingencies
Stockholders’ deficit
Ordinary shares
Additional paid-in capital
Accumulated deficit	(72,251)
Accumulated other comprehensive income	(814)
Total stockholders’ deficit	(73,065)
Total liabilities and stockholders’ deficit	(70,472)
Adjustments [Member] | Related Party [Member]
Current liabilities
Due to related parties	$ 22,100